Note 16 - Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 2,435	$ 1,786	$ 2,200	$ 1,799	$ 865	$ 402	$ 1,185	$ 1,394	$ 8,220	$ 3,846	$ 5,521
Stock option expense									165	100
Depreciation and amortization									1,052	938	909
Loss on disposal of premises											176
Increase in other assets									(944)	(519)	(354)
Net cash provided by operating activities									5,149	5,860	6,613
Acquisition of Benchmark Bancorp, Inc., net of cash received									(3,413)	(24,660)
Proceeds from sale of premises											315
Net cash provided by (used in) investing activities									(58,442)	(39,865)	(35,873)
Proceeds from other borrowings									30,693	57,148	18,774
Principal payments on other borrowings									(22,398)	(18,774)	(2,118)
Purchase of treasury shares											(833)
Proceeds from sale of treasury shares									39	27	18
Cash dividends paid									(1,568)	(1,569)	(1,446)
Net cash provided by (used in) financing activities									42,494	47,093	20,524
Net increase (decrease) in cash									(10,799)	13,088	(8,736)
At beginning of year				27,274				14,186	27,274	14,186	22,922
At end of year	16,475				27,274				16,475	27,274	14,186
Parent Company [Member]
Net income									8,220	3,846	5,521
Equity in undistributed net income of bank subsidiary									(5,066)	23,319	(3,649)
Depreciation and amortization									34	34	39
Loss on disposal of premises											91
Increase in other assets									969	(945)	17
Increase (decrease) in other liabilities									40	(86)	32
Net cash provided by operating activities									4,362	26,268	2,051
Acquisition of Benchmark Bancorp, Inc., net of cash received									(3,413)	(30,752)
Proceeds from sale of premises											170
Net cash provided by (used in) investing activities									(3,413)	(30,752)	170
Proceeds from other borrowings										10,000
Principal payments on other borrowings									(250)
Purchase of treasury shares											(833)
Proceeds from sale of treasury shares									39	27	18
Cash dividends paid									(1,568)	(1,569)	(1,446)
Net cash provided by (used in) financing activities									(1,779)	8,458	(2,261)
Net increase (decrease) in cash									(830)	3,974	(40)
At beginning of year				$ 4,268				$ 294	4,268	294	334
At end of year	$ 3,438				$ 4,268				$ 3,438	$ 4,268	$ 294